Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Plus Bond Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Government Bond Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan High Yield Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Limited Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Limited Duration Bond Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Mortgage-Backed Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Mortgage-Backed Securities Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Short Duration Bond Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE